Summary of Significant Accounting Policies - Changes in Component of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail)	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Percentage of purchase amount	49.00%